THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON AUGUST 14, 2003
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                      THAT REQUEST EXPIRED ON MAY 17, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check here if Amendment [X]; Amendment Number: 3
                                               ------

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address: 1829 REISTERSTOWN ROAD
         SUITE 420
         BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MARK D. LERNER
Title:  VICE PRESIDENT
Phone:  (410) 602-0195

Signature, Place, and Date of Signing:

          /S/ MARK D. LERNER        BALTIMORE, MARYLAND           5/17/04
       -----------------------      --------------------          -------
              [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
                                         -------------

Form 13F Information Table Entry Total:  5
                                         -------------

Form 13F Information Table Value Total:  $106,019
                                         -------------
                                          (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

Charter Comm.           Common     16117M107       648      163,350  SH             SOLE                    SOLE

Citigroup, Inc.         Common     172967101    16,345      381,900  SH             SOLE                    SOLE

Citigroup, Inc.         Common     172967101     4,280      100,000  SH    CALL     SOLE                                       NONE

Gucci Group NV          Common     401566104    77,547      791,300  SH             SOLE                    SOLE

Travelers Pty Cas Cl B  Common     89420G406     7,199      456,478  SH             SOLE                    SOLE

